UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02884

Barrett Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

BARRETT OPPORTUNITY FUND, INC.

FORM N-Q

NOVEMBER 30, 2007

BARRETT OPPORTUNITY FUND INC.

Schedule of Investments (unaudited)	November 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.1%
14,850	Liberty Homes Inc., Class A Shares (a)	$52,346
22,050	Liberty Homes Inc., Class B Shares (a)	143,876

	Total Household Durables	196,222

Media - 0.3%
19,400	News Corp., Class A Shares	408,758

	TOTAL CONSUMER DISCRETIONARY	604,980

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.0%
96,000	FHC Delaware Inc. (a)(b)*	0

Food Products - 1.0%
40,000	Hershey Co.	1,596,400

Household Products - 1.6%
32,000	Procter & Gamble Co.	2,368,000

	TOTAL CONSUMER STAPLES	3,964,400

ENERGY - 18.7%
Energy Equipment & Services - 1.1%
14,200	Diamond Offshore Drilling Inc.	1,653,306

Oil, Gas & Consumable Fuels - 17.6%
10,876	EnCana Corp.	709,659
112,500	Murphy Oil Corp.	8,046,000
20,900	Overseas Shipholding Group Inc.	1,496,440
203,600	Royal Dutch Shell PLC, ADR, Class A Shares	16,579,148

	Total Oil, Gas & Consumable Fuels	26,831,247

	TOTAL ENERGY	28,484,553

FINANCIALS - 49.0%
Capital Markets - 12.7%
401,771	Bank of New York Mellon Corp.	19,268,937

Commercial Banks - 1.5%
237,400	Popular Inc.	2,281,414

Diversified Financial Services - 4.3%
139,900	Leucadia National Corp.	6,569,704

Insurance - 13.7%
283,600	Chubb Corp.	15,470,380
81,900	CNA Financial Corp.	2,902,536
26,400	Loews Corp.	1,261,656
82,500	Old Republic International Corp.	1,238,325

	Total Insurance	20,872,897

Real Estate Investment Trusts (REITs) - 2.2%
70,490	Rayonier Inc.	3,269,326

Real Estate Management & Development - 13.7%
244,700	Forest City Enterprises Inc., Class A Shares	12,269,258
172,300	Forest City Enterprises Inc., Class B Shares (c)	8,599,493

	Total Real Estate Management & Development	20,868,751

Thrifts & Mortgage Finance - 0.9%
38,300	Freddie Mac	1,343,181

	TOTAL FINANCIALS	74,474,210

HEALTH CARE - 4.9%
Health Care Providers & Services - 4.0%
13,900	Humana Inc. *	1,070,717

See Notes to Schedule of Investments.

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BARRETT OPPORTUNITY FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2007

SHARES	SECURITY	VALUE
Health Care Providers & Services - 4.0% (continued)
59,208	WellPoint Inc. *	$4,985,906

	Total Health Care Providers & Services	6,056,623

Pharmaceuticals - 0.9%
55,864	Pfizer Inc.	1,327,328

	TOTAL HEALTH CARE	7,383,951

INDUSTRIALS - 22.0%
Aerospace & Defense - 7.3%
112,200	General Dynamics Corp.	9,961,116
10,600	Lockheed Martin Corp.	1,173,102

	Total Aerospace & Defense	11,134,218

Airlines - 0.7%
52,100	AMR Corp. *	1,103,478

Building Products - 3.0%
43,500	Ameron International Corp.	4,601,430

Commercial Services & Supplies - 0.6%
103,550	TRC Cos. Inc. *	868,785

Industrial Conglomerates - 9.5%
44,100	General Electric Co.	1,688,589
306,010	Koninklijke Philips Electronics NV, New York Registered Shares	12,733,076

	Total Industrial Conglomerates	14,421,665

Marine - 0.9%
25,000	Alexander & Baldwin Inc.	1,284,500

	TOTAL INDUSTRIALS	33,414,076

MATERIALS - 1.5%
Chemicals - 1.5%
22,242	Monsanto Co.	2,210,188

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $19,575,478)	150,536,358

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
$1,376,000	State Street Bank & Trust Co. dated 11/30/07, 2.770% due 12/3/07; Proceeds at maturity - $1,376,318; (Fully collateralized by U.S. Treasury Bond, 4.500% due 4/30/09; Market value - $1,404,219) (Cost - $1,376,000)	1,376,000

	TOTAL INVESTMENTS - 100.0% (Cost - $20,951,478#)	151,912,358
	Other Assets in Excess of Liabilities - 0.0%	41,322

	TOTAL NET ASSETS - 100.0%	$151,953,680

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)	Convertible into Forest City Enterprises Inc., Class A Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Barrett Opportunity Fund, Inc. (the “Fund”), is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$131,898,305
Gross unrealized depreciation	(937,425)

Net unrealized appreciation	$130,960,880

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barrett Opportunity Fund, Inc.

By	/s/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	January 23, 2008

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 23, 2008